Revenue - Revenue per product (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	R 172,194	R 127,392	R 72,925
Total revenue from contracts with customers	172,313	126,173	72,124
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	29,533	28,930	18,882
PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	137,958	95,573	51,505
Platinum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	21,238	17,054	13,013
Palladium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	52,859	47,281	28,031
Rhodium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	59,828	29,865	9,338
Iridium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,694	815	650
Ruthenium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,339	558	473
Chrome
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,259	1,573	1,749
Other products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,444	1,316	789
Toll treatment arrangement | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 521	R 0	R 0